Combined Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from operations	$ (350,881)
Net Income (Loss)	3,932,144
Mafco Worldwide & Merisant
Product revenues, net	272,200,000	$ 291,000,000	$ 288,000,000
Cost of goods sold	163,600,000	167,900,000	167,500,000
Gross Profit	108,600,000	123,100,000	120,500,000
Selling, general and administrative expenses	65,900,000	74,800,000	77,500,000
Amortization of intangible assets	10,700,000	11,100,000	11,100,000
Restructuring and other non-recurring expenses	2,200,000	9,500,000	13,100,000
Loss from operations	29,800,000	27,700,000	18,800,000
Other expense, net	1,400,000	1,500,000	3,900,000
(Loss) income before income taxes	28,400,000	26,200,000	14,900,000
(Benefit) provision for income taxes	(2,500,000)	5,300,000	(10,200,000)
Net Income (Loss)	$ 30,900,000	$ 20,900,000	$ 25,100,000